Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document type	11-K
Document period end date	Dec. 31, 2025
Contained file information, file number	001-02979
Entity registrant name	WELLS FARGO & COMPANY/MN
Entity central index key	0000072971
Amendment flag	false
Current fiscal year end date	--12-31
Document fiscal year focus	2025
Document fiscal period focus	FY
EBP 002 [Member]
Document Information [Line Items]
EBP, plan name	Wells Fargo & Company 401(k) Plan
EBP, plan number	002